Related party transactions	6 Months Ended
Mar. 31, 2025
Related party transactions
Related party transactions

Note 15 – Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Yefang Zhang	Principal shareholder	Providing working capital for the Company
Hangzhou Forasen Energy Technology Co., Ltd.	Controlled by Mr. Zhengyu Wang, spouse of Ms. Yefang Zhang	Lease of office space to the Company

Due to a related party

As of March 31, 2025 and September 30, 2024, the Company owed Yefang Zhang $611,327 and $611,327 (of which $311,150 was a loan from Yefang Zhang and $300,177 was payment of expenses on behalf of the Company), respectively. The balance of due to a related party is interest-free, unsecured, and due upon demand.

Operating lease from related parties

On October 8, 2021, Zhejiang New Material entered into a lease agreement with Zhejiang Forasen Energy Technology Co., Ltd., a PRC company controlled by Mr. Zhengyu Wang, to lease approximately 27,147 square feet of office space in Hangzhou. The lease term is for five years with annual rent of RMB432,043 (equivalent of $61,619).